owners' equity (Details) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 17, 2020 EquityInstruments	Dec. 31, 2019 CAD ($) shares	Mar. 31, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 Vote
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians				66.67%
Common Shares issued (in shares)			58
Gross proceeds of shares issued | $			$ 1,500	$ 1,495
Share split ratio | EquityInstruments	2
Dividend reinvestment and share purchase plan
Common Share capital
Shares reserved for issuance				32
Restricted share units
Common Share capital
Shares reserved for issuance				24
TELUS Corporation share options
Common Share capital
Shares reserved for issuance				93
First Preferred Shares
Common Share capital
Shares authorized		1,000		1,000
Second Preferred Shares
Common Share capital
Shares authorized		1,000		1,000
Common Shares
Common Share capital
Shares authorized		4,000		4,000
Number of votes per common share | Vote					1
Common Shares | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid		16
Cost of purchase of common shares related to normal course issuer bid | $		$ 250